Borrowings and Credit Agreements - Long-term Borrowings (Details) - USD ($)		1 Months Ended								12 Months Ended
	Aug. 18, 2021	Sep. 30, 2022	Aug. 31, 2022	May 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Redeemed principal amount										$ 4,211,000,000	$ 10,254,000,000	$ 15,631,000,000
Proceeds from debt	$ 987,000,000
Payments for derivative instruments									$ 7,000,000	0	0	7,000,000
Loss on net cash flow hedges									$ 5,000,000
Premium paid in excess of debt principal					$ 80,000,000	$ 332,000,000	$ 619,000,000	$ 706,000,000
Write off of deferred debt issuance cost					8,000,000	26,000,000	45,000,000	47,000,000
Debt extinguishment fees					1,000,000	5,000,000	10,000,000	13,000,000
Loss on early extinguishment of debt					$ 89,000,000	$ 363,000,000	674,000,000	766,000,000		$ 0	$ 452,000,000	$ 1,440,000,000
Senior Notes | 3.5% senior notes due July 2022
Debt Instrument [Line Items]
Debt interest rate				3.50%						3.50%
Redeemed principal amount				$ 1,500,000,000
Senior Notes | 2.75% senior notes due November 2022
Debt Instrument [Line Items]
Debt interest rate			2.75%							2.75%
Redeemed principal amount			$ 1,000,000,000
Senior Notes | 2.75% senior notes due December 2022
Debt Instrument [Line Items]
Debt interest rate		2.75%								2.75%
Redeemed principal amount		$ 1,250,000,000
Senior Notes | 4.75% senior notes due December 2022
Debt Instrument [Line Items]
Debt interest rate		4.75%								4.75%
Redeemed principal amount		$ 399,000,000
Senior Notes | 2.125% senior notes due September 2031
Debt Instrument [Line Items]
Debt interest rate	2.125%									2.125%
Debt face amount	$ 1,000,000,000
Senior Notes | 3.625% senior notes due April 2027
Debt Instrument [Line Items]
Debt interest rate									3.625%	3.625%
Debt face amount									$ 750,000,000
Senior Notes | 3.75% senior notes due April 2030
Debt Instrument [Line Items]
Debt interest rate									3.75%	3.75%
Debt face amount									$ 1,500,000,000
Senior Notes | 4.125% senior notes due April 2040
Debt Instrument [Line Items]
Debt interest rate									4.125%	4.125%
Debt face amount									$ 1,000,000,000
Senior Notes | 4.25% senior notes due April 2050
Debt Instrument [Line Items]
Debt interest rate									4.25%	4.25%
Debt face amount									$ 750,000,000
Senior Notes | 3.7% senior notes due 2023
Debt Instrument [Line Items]
Debt interest rate					3.70%						3.70%
Aggregate principal of debt extinguished					$ 2,300,000,000
Senior Notes | 4.3% senior notes due 2028
Debt Instrument [Line Items]
Debt interest rate						4.30%
Aggregate principal of debt extinguished						$ 2,000,000,000
Senior Notes | Outstanding Senior Notes
Debt Instrument [Line Items]
Aggregate principal of debt extinguished							$ 4,500,000,000	$ 6,000,000,000
Senior Notes | 4% senior notes due December 2023
Debt Instrument [Line Items]
Debt interest rate							4.00%	4.00%		4.00%		4.00%
Aggregate principal of debt extinguished							$ 113,000,000	$ 723,000,000
Senior Notes | 3.7% senior notes due March 2023
Debt Instrument [Line Items]
Debt interest rate							3.70%	3.70%				3.70%
Aggregate principal of debt extinguished							$ 1,400,000,000	$ 2,300,000,000
Senior Notes | 4.1% senior notes due March 2025
Debt Instrument [Line Items]
Debt interest rate							4.10%	4.10%		4.10%		4.10%
Aggregate principal of debt extinguished							$ 1,000,000,000	$ 3,000,000,000
Senior Notes | 4.3% senior notes due 2028
Debt Instrument [Line Items]
Debt interest rate							4.30%					4.30%
Aggregate principal of debt extinguished							$ 2,000,000,000